Revenue (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Revenue [Abstract]
Schedule of Components of Revenue, Net	The components of revenue, net were as follows:
	Three months ended December 31,		Nine months ended December 31,
(In USD)	2023	2022	2023	2022

Income from rentals
Self-drive rentals	$-	$-	$-	$150,606
Revenues from services
Facilitation revenue (net)	2,421,438	2,981,600	7,717,064	6,452,950
Other revenues	-	-	-	74,171
Total	2,421,438	2,981,600	7,717,064	6,677,727
Revenue by geographical location	2023	2022		2023	2022
India	$2,391,332	$2,959,219		$7,615,314	$6,547,377
Egypt	27,868		-	78,259	60,991
Indonesia	2,238	544		5,618	697
Vietnam		21,837		17,873	68,662
	2,421,438	2,981,600		7,717,064	6,677,727
The components of revenue, net were as follows:
(In USD) Year ended	March 31, 2023	March 31, 2022
Income from rentals
Self-drive rentals	$165,834	$11,732,935
Vehicle subscription	—	324,466
Revenues from services
Facilitation revenue (net)	8,586,785	589,331
Other revenues	73,587	150,309
Total	8,826,206	12,797,041
Revenue by geographical location	March 31, 2023	March 31, 2022
India	$8,615,615	$12,752,181
Egypt	110,092	36,655
Indonesia	1,554	10
Vietnam	98,945	7,155
Philippines	—	1,040
	8,826,206	12,797,041